John Hancock
New Opportunities Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 99.6%		$391,328,841
(Cost $255,542,216)
Consumer discretionary 13.9%		54,750,896
Auto components 3.6%
Dorman Products, Inc. (A)	30,724	3,145,523
Fox Factory Holding Corp. (A)	70,561	10,970,824
Diversified consumer services 1.5%
Grand Canyon Education, Inc. (A)	65,804	5,984,216
Hotels, restaurants and leisure 3.0%
Churchill Downs, Inc.	26,567	5,300,914
Chuy's Holdings, Inc. (A)	150,803	6,250,784
Household durables 0.9%
TopBuild Corp. (A)	17,818	3,528,855
Multiline retail 0.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	41,301	3,570,058
Specialty retail 3.2%
Five Below, Inc. (A)	32,199	5,928,480
Lithia Motors, Inc., Class A	19,293	6,790,943
Textiles, apparel and luxury goods 0.8%
Oxford Industries, Inc.	34,259	3,280,299
Consumer staples 1.8%		7,124,181
Food and staples retailing 1.8%
Performance Food Group Company (A)	93,934	4,708,911
PriceSmart, Inc.	27,353	2,415,270
Financials 6.3%		24,760,761
Banks 3.6%
Ameris Bancorp	97,243	5,342,530
Atlantic Union Bankshares Corp.	70,876	2,907,334
Pinnacle Financial Partners, Inc.	66,525	6,048,453
Capital markets 2.7%
Houlihan Lokey, Inc.	90,756	6,796,717
Stifel Financial Corp.	52,888	3,664,081
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	1,646
Health care 32.0%		125,760,824
Biotechnology 10.2%
Albireo Pharma, Inc. (A)	108,870	3,641,702
Arena Pharmaceuticals, Inc. (A)	54,485	3,329,578
Biohaven Pharmaceutical Holding Company, Ltd. (A)	53,043	4,614,741
Deciphera Pharmaceuticals, Inc. (A)	101,930	3,439,118
Emergent BioSolutions, Inc. (A)	48,053	2,914,414
Halozyme Therapeutics, Inc. (A)	109,509	4,534,768
Insmed, Inc. (A)	83,305	2,049,303
Oyster Point Pharma, Inc. (A)	202,136	3,622,277
Travere Therapeutics, Inc. (A)	169,636	2,573,378
Veracyte, Inc. (A)	76,518	2,988,028
Vericel Corp. (A)	113,795	6,429,418
Health care equipment and supplies 8.7%
AtriCure, Inc. (A)	85,921	6,420,876
Cardiovascular Systems, Inc. (A)	110,961	4,348,562
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
CryoLife, Inc. (A)	145,372	$4,188,167
CryoPort, Inc. (A)	77,280	4,321,498
Globus Medical, Inc., Class A (A)	90,583	6,527,411
ICU Medical, Inc. (A)	17,133	3,564,692
Integra LifeSciences Holdings Corp. (A)	72,270	4,990,244
Health care providers and services 6.6%
Acadia Healthcare Company, Inc. (A)	96,948	6,239,573
Castle Biosciences, Inc. (A)	70,632	4,232,976
HealthEquity, Inc. (A)	72,779	6,049,390
LHC Group, Inc. (A)	29,588	5,824,398
US Physical Therapy, Inc.	30,286	3,524,079
Life sciences tools and services 3.4%
Medpace Holdings, Inc. (A)	35,498	5,930,296
Syneos Health, Inc. (A)	84,881	7,461,040
Pharmaceuticals 3.1%
Phathom Pharmaceuticals, Inc. (A)	119,085	4,209,655
Supernus Pharmaceuticals, Inc. (A)	139,934	4,177,030
Zogenix, Inc. (A)	205,938	3,614,212
Industrials 18.9%		74,356,114
Building products 2.0%
Gibraltar Industries, Inc. (A)	81,611	6,483,994
JELD-WEN Holding, Inc. (A)	54,156	1,516,910
Commercial services and supplies 1.7%
Ritchie Brothers Auctioneers, Inc.	115,140	6,875,009
Construction and engineering 0.4%
Dycom Industries, Inc. (A)	23,140	1,733,649
Electrical equipment 1.7%
Atkore, Inc. (A)	63,515	4,903,358
Thermon Group Holdings, Inc. (A)	100,520	1,752,064
Machinery 7.1%
Alamo Group, Inc.	30,126	4,644,827
Helios Technologies, Inc.	38,418	2,729,599
RBC Bearings, Inc. (A)	30,398	5,951,624
The Shyft Group, Inc.	234,330	9,134,183
Woodward, Inc.	41,337	5,257,240
Professional services 3.1%
CACI International, Inc., Class A (A)	14,685	3,744,088
Exponent, Inc.	60,732	5,540,580
Forrester Research, Inc. (A)	68,944	2,958,387
Road and rail 0.7%
Knight-Swift Transportation Holdings, Inc.	54,592	2,605,676
Trading companies and distributors 2.2%
SiteOne Landscape Supply, Inc. (A)	49,552	8,524,926
Information technology 19.2%		75,293,030
Communications equipment 1.8%
Viavi Solutions, Inc. (A)	392,532	6,881,086
Electronic equipment, instruments and components 1.0%
Rogers Corp. (A)	21,917	4,106,150
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
IT services 2.2%
Endava PLC, ADR (A)	83,923	$8,608,821
Semiconductors and semiconductor equipment 6.6%
Brooks Automation, Inc.	80,816	8,250,504
CMC Materials, Inc.	17,688	2,729,789
Entegris, Inc.	55,663	6,370,630
MACOM Technology Solutions Holdings, Inc. (A)	71,889	4,255,829
Silicon Laboratories, Inc. (A)	30,745	4,198,537
Software 7.6%
Bottomline Technologies DE, Inc. (A)	44,327	1,656,943
Cerence, Inc. (A)	92,673	8,815,982
Paylocity Holding Corp. (A)	41,284	7,011,262
Rapid7, Inc. (A)	97,064	8,119,404
The Descartes Systems Group, Inc. (A)	73,376	4,288,093
Materials 3.9%		15,297,918
Chemicals 3.9%
Avient Corp.	131,310	6,825,494
Balchem Corp.	36,367	4,764,077
Quaker Chemical Corp.	15,289	3,708,347
Real estate 3.6%		13,985,117
Equity real estate investment trusts 3.6%
QTS Realty Trust, Inc., Class A	87,084	5,519,384
Ryman Hospitality Properties, Inc. (A)	48,469	3,630,813
STAG Industrial, Inc.	135,394	4,834,920

	Yield (%)	Shares	Value
Short-term investments 0.4%			$1,779,805
(Cost $1,779,805)
Short-term funds 0.4%			1,779,805
State Street Institutional Treasury Money Market Fund, Premier Class	0.0051(C)	1,779,805	1,779,805

Total investments (Cost $257,322,021) 100.0%	$393,108,646
Other assets and liabilities, net (0.0%)	(53,485)
Total net assets 100.0%	$393,055,161

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 5-31-21.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$54,750,896	$54,750,896	—	—
Consumer staples	7,124,181	7,124,181	—	—
Financials	24,760,761	24,759,115	—	$1,646
Health care	125,760,824	125,760,824	—	—
Industrials	74,356,114	74,356,114	—	—
Information technology	75,293,030	75,293,030	—	—
Materials	15,297,918	15,297,918	—	—
Real estate	13,985,117	13,985,117	—	—
Short-term investments	1,779,805	1,779,805	—	—
Total investments in securities	$393,108,646	$393,107,000	—	$1,646
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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